Contract Liability (Tables)	12 Months Ended
Jun. 30, 2026
Contract Liability [Abstract]
Schedule of Contract Liability

The following presents the roll-forward schedule of contract liability for the years ended June 30, 2026, 2025 and 2024:

	Year ended June 30, 2026	Year ended June 30, 2025	Year ended June 30, 2024
Balance, beginning of period	$150,088	$49,239	$609,175
Received during the period, amount excluding VAT	40,459,418	70,360,822	23,503,024
Transferred to revenue	(39,990,669)	(70,259,771)	(23,975,867)
Effect of foreign currency translation	3,183	(202)	(87,093)
Balance, end of period	$622,020	$150,088	$49,239